Qualitative and Quantitative Information on Financial Risks - Summary of Sensitivity on Floating Rate Borrowings (Detail) - Interest rate risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense	€ 175	€ 518
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	69	346
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 332	691
Interest expense on current borrowings		32
Impact on decrease in profit before tax of sensitivity on floating rate current borrowings		13
Impact on increase in profit before tax of sensitivity on floating rate current borrowings		€ 51
Borrowings Interest Rate of 0.115 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.115%
Interest expense	€ 12
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage	0.006%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage	0.224%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 22
Borrowings Interest Rate of 0.112 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.112%
Interest expense	€ 17
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage	0.004%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage	0.22%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 33
Borrowings Interest Rate of 0.284 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.284%
Interest expense	€ 53
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage	0.175%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 33
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage	0.393%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 74
Borrowings Interest Rate of 0.000 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Interest expense	€ 0
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage	0.00%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 0
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage	0.10%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 50
Borrowings Interest Rate of 0.186 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.186%
Interest expense	€ 19
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage	0.077%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 8
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage	0.295%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 30
Borrowings Interest Rate of 0.167 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.167%
Interest expense	€ 75
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage	0.06%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 27
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage	0.274%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 123
Borrowings Interest Rate of 0.349 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.349%
Interest expense		€ 279
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage		0.259%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 207
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage		0.439%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 351
Borrowings Interest Rate of 0.195 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.195%
Interest expense		€ 20
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage		0.097%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 10
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage		0.293%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 30
Borrowings Interest Rate of 0.238 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.238%
Interest expense		€ 107
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage		0.136%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 61
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage		0.34%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 153
Borrowings Interest Rate of 0.300 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.30%
Interest expense		€ 94
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage		0.194%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 61
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage		0.406%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 127
Borrowings Interest Rate of 0.184 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.184%
Interest expense		€ 18
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage		0.069%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 7
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage		0.299%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 30
Borrowings Interest Rate of 0.183 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.183%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings percentage		0.074%
Impact on increase in profit before tax of sensitivity on floating rate borrowings percentage		0.292%
Interest expense on current borrowings		€ 32
Impact on decrease in profit before tax of sensitivity on floating rate current borrowings		13
Impact on increase in profit before tax of sensitivity on floating rate current borrowings		€ 51